BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Convertible note payable, net discount	$ 10,000
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	50,000,000	50,000,000	50,000,000
Common Stock, Shares, Issued	10,782,584	10,652,584	8,654,701
Common Stock, Shares, Outstanding	10,782,584	10,652,584	8,654,701
Series A Preferred Stock [Member]
Preferred Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	1,000,000	1,000,000	1,000,000
Preferred Stock, Shares Issued	1,000,000	1,000,000	1,000,000
Preferred Stock, Shares Outstanding	1,000,000	1,000,000	1,000,000
Series B Preferred Stock [Member]
Preferred Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	560,000	560,000	260,000
Preferred Stock, Shares Issued	560,000	560,000	260,000
Preferred Stock, Shares Outstanding	560,000	560,000	260,000